SUPPLEMENTAL CASH FLOW INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]	NOTE 4 – SUPPLEMENTAL CASH FLOW INFORMATION There was no cash paid for interest and income taxes for the nine months ended September 30, 2016 and 2015.

NOTE 4 – SUPPLEMENTAL CASH FLOW INFORMATION

The following table contains additional information for the periods reported (in thousands).

	Year Ended December 31,
	2015	2014
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$—	$962
Common stock and warrants issued for consulting fees	175	735
Common stock issued on conversion of notes payable	139	—

There was no cash paid for interest and income taxes for the years ended December 31, 2015 and 2014.